Recurring Fair Value Measurements - Summary of The change in the fair value of the warrant liabilities (Detail) - Warrant Liability [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Derivative warrant liability Beginning Balance	$ 3,285,333	$ 0	$ 0
Issuance of Private Warrants on January 10, 2022		17,482,666	17,482,666
Change in fair value of derivative warrant liability	(1,290,666)	(14,901,333)	(14,197,333)
Level 3 Derivative warrant liability Ending Balance	$ 1,994,667	$ 2,581,333	$ 3,285,333